Expense Example - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096